Note 21 - Other Payables and Provisions for Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
CURRENT LIABILITIES
Trade payables	43,273	29,734
Customer deposits	1,112	348
Onerous lease provision	558	907
Term loan	35,000	—
Other accrued liabilities (including the amount of finance leases due within 12 months)	40,242	13,304
Current Liabilities	120,185	44,293
NON- CURRENT LIABILITIES
Deferred tax liability (net of offset tax)	4,412	3,863
Borrowings	9,461	—
Onerous lease provision	628	1,502
Non-current liabilities	4,095	2,228
Non-Current Liabilities	18,596	7,593

Disclosure of other provisions [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Balance at beginning of the Period	2,409	705
Additional provision in the year	551	2,159
Utilization of provision	(1,774)	(455)
Balance at end of the Period	1,186	2,409

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
AMOUNTS PAYABLE UNDER FINANCE LEASES
Within one year	2,491	602
In second to fifth years inclusive	3,427	2,165
	5,918	2,767
Less: Amounts due for settlement within 12 months (shown under current liabilities)	(2,491)	(602)
Amounts due for settlement after 12 months	3,427	2,165